EQUITY AND SHARE BASED PAYMENTS (Schedule of Options and RSAs Status Summary) (Details)		12 Months Ended
		Dec. 31, 2017 ILS (₪) shares Years	Dec. 31, 2016 ILS (₪) shares Years	Dec. 31, 2015 ILS (₪) shares Years
Number Share Options and RSA's:
Outstanding at the end of the year		8,708,483
Number Share Options and RSA's:
Weighted average fair value of options granted using the Black & Scholes option-pricing model - per option (NIS) | ₪		₪ 5.43	₪ 5.02	₪ 5.37
The above fair value is estimated on the grant date based on the following weighted average assumptions:
Expected volatility		37.60%	39.50%	39.28%
Risk-free interest rate		0.53%	0.54%	0.54%
Expected life (years) | Years		3	3	3
Dividend yield	[1]
RSAs [Member]
Number Share Options and RSA's:
Outstanding at the beginning of the year		1,955,414	2,900,626	1,589,990
Granted during the year		507,146	417,176	1,779,596
Vested during the year		(753,106)	(858,397)	(6,015)
Forfeited during the year		(365,157)	(503,991)	(462,945)
Outstanding at the end of the year		1,344,297	1,955,414	2,900,626
Share Options [Member]
Number Share Options and RSA's:
Outstanding at the beginning of the year		11,285,901	12,686,317	8,962,116
Granted during the year		1,201,358	998,433	5,519,031
Exercised during the year		(1,906,991)	(284,251)	(32,880)
Forfeited during the year		(988,566)	(1,219,648)	(1,459,215)
Expired during the year		(883,219)	(894,950)	(302,735)
Outstanding at the end of the year		8,708,483	11,285,901	12,686,317
Exercisable at the end of the year		5,190,586	5,912,904	4,615,076
Shares issued during the year due exercises		319,259	47,484	8,496
Number Share Options and RSA's:
Outstanding at the beginning of the year | ₪		₪ 29.14	₪ 29.52	₪ 32.08
Granted during the year | ₪		19.45	18.14	17.41
Exercised during the year | ₪		17.38	15.74	13.12
Forfeited during the year | ₪		22.91	20.58	28.7
Expired during the year | ₪		43.1	38.16	58.61
Outstanding at the end of the year | ₪		29.67	29.14	29.52
Exercisable at the end of the year | ₪		₪ 36.66	₪ 37.77	₪ 45.97

[1]	Due to the Full Dividend Mechanism the expected dividend yield used in the fair value determination of such options was 0% for the purpose of using the Black & Scholes option-pricing model.